Revenue - Schedule of Revenue Recognized in Statements of Profit or Loss (Detail) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Disclosure of operating segments [line items]
Revenue from the rendering of services (recognized over time)	€ 1,586	€ 20	€ 8,874	€ 66
License income (recognized at a point in time)	657		1,994
Total revenue	2,243	20	10,868	66
Revenue from external customers (geographical)
Total revenue	2,243	20	10,868	66
Total revenue	2,243	20	10,868	66
North America [member]
Disclosure of operating segments [line items]
Total revenue	2,243	20	10,868	66
Revenue from external customers (geographical)
Total revenue	2,243	20	10,868	66
Total revenue	€ 2,243	€ 20	€ 10,868	€ 66